Stradley Ronon Stevens & Young, LLP
2005 Market Street
Suite 2600
Philadelphia, PA  19103-7098
Telephone (215) 564-8000

Anthony Coletta
acoletta@stradley.com
215.564.8154
1933 Act Rule 497(j) filing
1933 Act File No. 333-170106
1940 Act File No. 811-22486

May 17, 2017

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	GPS Funds II (the "Registrant")

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information relating to the GuidePath® Flexible Income Allocation Fund series of the Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 21/24 filed electronically with the U.S. Securities and Exchange Commission on May 12, 2017.
Please direct questions or comments relating to this filing to me at the above-referenced telephone number or to Fabio Battaglia (215) 564-8077 in my absence.
Sincerely,

/s/ Anthony V. Coletta Jr.
Anthony V. Coletta Jr., Esq.